Preferred stock	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
PREFERRED STOCK

11.    PREFERRED STOCK

A summary of the Legacy SoundHound Preferred Stock authorized, issued and outstanding as of the date of the Business Combination is as follows:

	Shares Authorized	Shares Issued	Liquidation Preference	Carrying Value
Series A	19,106,048	19,106,048	$28,239	$4,967
Series B	33,702,134	33,702,134	66,360	11,038
Series C	5,687,525	5,687,525	38,163	11,837
Series C-1	4,436,090	4,436,090	89,298	16,061
Series D	20,258,299	20,258,299	527,992	85,648
Series D-1	8,418,535	8,418,535	277,812	49,957
Series D-2	8,418,530	8,418,530	277,811	49,949
Series D-3	6,922,165	6,922,165	276,887	50,046
Series D-3A	20,835,869	—	—	—
	127,785,195	106,949,326	$1,582,562	$279,503

Upon the closing of the Business Combination, the outstanding shares of Series A, B, C, C-1, D, D-1, D-2, and D-3 preferred stock were converted into 106,949,326 shares of SoundHound AI Class A Common Stock at the exchange ratio of 5.5562. Shares Authorized and Shares Issued above have been retroactively adjusted to reflect the exchange. As a result of the conversion of the Legacy SoundHound redeemable convertible preferred stock, the Company reclassified the amount of redeemable convertible preferred stock to additional paid in capital.

Upon the consummation of the Business Combination, the Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. The number of authorized shares of preferred stock may also be increased or decreased by the affirmative vote of the holders of a majority of the voting power of all the then-outstanding shares of capital stock of the Company entitled to vote thereon, without a separate vote of the holders of preferred stock. Any new series of preferred stock may be designated, fixed and determined as provided by the Board without approval of the holders of common stock or preferred stock. The preferred stock holders have the rights to elect one or more directors as per the Company’s restated certificate of incorporation. The Company has no preferred stock outstanding as of June 30, 2022.